Taxes (Details) - Schedule of Taxes Payable		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Taxes Payable [Abstract]
VAT taxes payable		¥ 563,066	$ 79,007	¥ 396,457
Income taxes payable		4,986,466	699,678	5,024,623
Other taxes payable	[1]	1,996,751	280,175	2,009,768
Totals		¥ 7,546,283	$ 1,058,860	¥ 7,430,848

[1]	Other taxes payable includes deed tax payable, individual income tax payable and city maintenance and construction tax payable.